Bingham McCutchen LLP

One Federal Street

Boston, Massachusetts 02110

April 1, 2010

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason Partners Income Trust

(filing relates to Legg Mason Western Asset Intermediate Maturity California Municipals Fund, Legg Mason Western Asset Massachusetts Municipals Fund and Legg Mason Western Asset Intermediate Maturity New York Municipals Fund)

(File Nos. 2-96408 and 811-04254)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Income Trust, a Maryland business trust (the “Trust”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), that the forms of Prospectuses and the Statements of Additional Information relating to Legg Mason Western Asset Intermediate Maturity California Municipals Fund, Legg Mason Western Asset Massachusetts Municipals Fund and Legg Mason Western Asset Intermediate Maturity New York Municipals Fund, each a series of the Trust, that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act upon the effectiveness of Post-Effective Amendment No. 150 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on March 24, 2010 and became effective on March 30, 2010, is the most recent amendment to the Trust’s Registration Statement.

Please call Alisha Telci at (617) 951-8460 or the undersigned at (617) 951-8267 with any comments or questions relating to the filing.

Sincerely,

/s/ Barry N. Hurwitz

Barry N. Hurwitz